Note 9 - Leases (Details) - Lessee Future Minimum Lease Payments In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2014 Connectivity Lines [Member] USD ($)	Mar. 31, 2014 Connectivity Lines [Member] JPY (¥)	Mar. 31, 2014 Other Operating Leases [Member] USD ($)	Mar. 31, 2014 Other Operating Leases [Member] JPY (¥)
Note 9 - Leases (Details) - Lessee Future Minimum Lease Payments [Line Items]
2015				$ 19	¥ 1,914	$ 20,393	¥ 2,100,021
2015	37,828	3,895,597
2016						27,119	2,792,711
2016	26,425	2,721,272
2017						27,155	2,796,420
2017	14,009	1,442,649
2018						5,291	544,892
2018	4,333	446,161
2019						466	47,999
2019	1,106	113,880
2020 and thereafter						806	83,002
Total minimum lease payments				19	1,914	81,230	8,365,045
Total minimum lease payments	83,701	8,619,559
Less amounts representing interest	2,556	263,211
Present value of net minimum capital lease payments	81,145	8,356,348
Less current portion	36,444	3,753,026	3,505,471
Noncurrent portion	$ 44,701	¥ 4,603,322	¥ 5,370,365